Related party disclosures - Summary of Compensation for the Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	€ 348	€ 379	€ 348
Travel expenses			15
Share-based compensation expense	1,318	1,336	1,751
Total cash compensation	1,666	1,715	2,114
Peter Chambre [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	80	80	80
Travel expenses			0
Share-based compensation expense	203	178	1,143
Total cash compensation	283	258	1,223
Friedrich von Bohlen und Halbach [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation		40	20
Travel expenses			1
Share-based compensation expense		206	30
Total cash compensation		246	51
Michael G. Atieh [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	60	55	55
Travel expenses			10
Share-based compensation expense	203	177	114
Total cash compensation	263	232	179
Paul Carter [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	56	52	53
Travel expenses			0
Share-based compensation expense	203	177	114
Total cash compensation	259	229	167
Heather L. Mason [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	43	40	40
Travel expenses			3
Share-based compensation expense	203	177	114
Total cash compensation	246	217	157
Adam Stone [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	43	40	40
Travel expenses			0
Share-based compensation expense	203	177	114
Total cash compensation	246	217	154
Nancy Valente [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation		32
Share-based compensation expense		64
Total cash compensation		96
Christoph Hettich [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation			20
Travel expenses			0
Share-based compensation expense			0
Total cash compensation			20
Mathias Hothum [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	23
Share-based compensation expense	97
Total cash compensation	120
Eliot Forster [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	43	40	40
Travel expenses			1
Share-based compensation expense	206	180	122
Total cash compensation	€ 249	€ 220	€ 163